Insurance Subsidiary - Financial Information Insurance Subsidiary - Financial Infotmation (Tables)	12 Months Ended
Sep. 30, 2017
Statutory Insurance Financial Information [Line Items]
Statutory Accounting Practices Disclosure [Table Text Block]
FGL’s principal insurance subsidiaries’ statutory financial statements are based on a December 31 year end. Statutory net income and statutory capital and surplus of FGL’s wholly owned insurance subsidiaries were as follows:

	Subsidiary (state of domicile)(a)
	FGL Insurance (IA)	FGL NY Insurance (NY)
Statutory Net Income (Loss):
Year ended December 31, 2016	$20.9	$4.1
Year ended December 31, 2015	(52.9)	(1.2)
Year ended December 31, 2014	104.6	1.9

Statutory Capital and Surplus:
December 31, 2016	$1,323.0	$64.2
December 31, 2015	1,239.0	59.5
(a) FGL NY Insurance is a subsidiary of FGL Insurance, and the columns should not be added together.